INVENTORIES	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
INVENTORIES
NOTE 5:-	INVENTORIES

Inventories are comprised of the following:

	December 31,
	2012	2013

Raw materials and components	$1,725	$1,802
Work-in-progress	1,479	784
Finished products (*)	9,341	11,604

	$12,545	$14,190